Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Lease support arrangements, deposit paid on behalf of related parties	$ 1.5	$ 1.6